Summarized Financial Information Included In Consolidated Statements of Operations and Comprehensive Loss (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Sales | Wireless Service
Business Combination, Separately Recognized Transactions [Line Items]
Wireline service revenues	$ 19,357
Operating Expense
Business Combination, Separately Recognized Transactions [Line Items]
Operating expenses	26,076
Operating Income (Loss)
Business Combination, Separately Recognized Transactions [Line Items]
Net loss	$ (4,950)